Business segment information - Summary of sales and financial services revenue attributed to countries and areas based on location of external customers and non-current assets (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Sales and financial services revenue:	¥ 13,020,768	¥ 10,974,373	¥ 9,921,513
Non-current assets	6,056,850	5,223,763
Japan [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	3,027,526	2,126,508	2,764,321
Non-current assets	2,036,616	1,875,354
United States [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	3,751,239	3,401,402	2,766,021
Non-current assets	2,856,914	2,417,228
Europe [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,632,963	2,190,311	1,870,091
Non-current assets	682,007	603,338
China [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,000,907	855,437	771,006
Non-current assets	32,154	34,322
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,659,776	1,563,414	1,149,261
Non-current assets	222,398	186,359
Other Areas [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	948,357	837,301	¥ 600,813
Non-current assets	¥ 226,761	¥ 107,162